NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1. NATURE OF OPERATIONS AND GOING CONCERN

The Company was incorporated under the laws of Cayman Islands on January 12, 2000. On January 15, 2000 the Company acquired 100% of the issued and outstanding shares of NAI Interactive Ltd. (“NAI”), a company incorporated under the laws of British Columbia, Canada. The Company also has a dormant wholly-owned subsidiary ChineseWorldNet.com HK Limited (“CWN HK”) incorporated under the laws of Hong Kong.  ChineseWorldNet.com (Shanghai) Ltd. (“CWN China”) was incorporated under the laws of People’s Republic of China in April 2008. In fiscal year 2012, the Company’s ownership interests in CWN China increased from 80% to 83% after CWN HK invested an amount of $200,000 to CWN China’s registered capital. During the fiscal year 2013, the Company’s ownership interests in CWN China further increased from 83% to 85% after CWN HK invested an amount of $187,200 to CWN China’s registered capital. CWN China has a wholly-owned subsidiary, Weihai Consulting Investment Ltd (“Weihai”), a company incorporated under the laws of People’s Republic of China in September 2009. In year 2014, the company received shareholder approval and sold all issued and outstanding shares in NAI, all issued and outstanding shares of CWN HK and 23.8% of issued and outstanding shares of CWN Capital. For the consideration, the company received an aggregate of CAD $263,968 in funds and one non-interest bearing promissory notes in the aggregate principal amount of CAD $831,031 with a maturity date of one year with the option to extend upon mutual agreement.

After disposal of all subsidiaries and long term investment on April 28, 2014, the core business activities and operations were discontinued. The Company is currently inactive with limited operations and is in the process of seeking business opportunities.

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has accumulated losses since its inception and requires additional funds to maintain and expand its intended business operations. As at December 31, 2016, the Company has a working capital deficiency of $6,790 (2015: working capital of $46,408).

Management’s plans in this regard are to raise debt or equity financing as required which the Company has been able to finance the operations through a series of equity and debt financings and additional funds is still required to fund the Company’s anticipated business expansion. There can be no assurance that a viable business opportunity that can be adequately financed will be identified and available to the Company. Additional equity and/or debt financing is subject to the global financial markets and prevailing economic conditions, which have recently been volatile and distressed. These factors will likely make it more challenging to obtain financing for the Company going forward. These matters and conditions indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as going concern.